Business Combination (Details) - USD ($)		1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 24, 2024	Jun. 30, 2024	Jun. 24, 2024	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 25, 2024
Business Combination (Details) [Line Items]
Preferred stock, conversion rate (in Dollars per share)				$ 2			$ 2		$ 2
Goodwill impairment charge (in Dollars)									$ 56,675,210
Number of shares of common stock issued to seller									0
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	0.0001			0.0001		$ 0.0001	$ 0.0001
Number of shares of common stock per warrant or right	1		1
Exercise price of warrants (in Dollars per share)	$ 11.5		$ 11.5	$ 9.65			$ 9.65		$ 9.65
Shares and options granted (in Dollars)	$ 60,500,000
Granted									803,646
Share-based compensation expense (in Dollars)						$ 474,251	$ 764,036	$ 503,434	$ 896,537	$ 0
Common Stock, Shares, Outstanding	14,692,820		14,692,820	17,022,690			17,022,690		16,297,190	4,639,643	14,692,820
Share-Based Payment Arrangement, Option [Member]
Business Combination (Details) [Line Items]
Granted	803,646
Vested	629,344
Non vested	174,302		174,302
Share-based compensation expense (in Dollars)	$ 0								$ 826,916
Share-based payment award, shares issued in period	174,302
Award requisite service period	1 year
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Business Combination (Details) [Line Items]
Award vesting period	1 year
IDoc Virtual Telehealth Solutions, Inc [Member]
Business Combination (Details) [Line Items]
Preferred shares issued to settle debt as part of the consideration in the acquisition	5,542,500
Common stock issuable upon conversion	150,000
Equity interests issuable	5,692,500
Aggregate consideration (in Dollars)	$ 68,900,000
Share price per share (in Dollars per share)	$ 12.11		$ 12.11
Purchase price was allocated to assets (in Dollars)	$ 10,000,000		$ 10,000,000
Other tangible and intangible assets (in Dollars)	2,100,000		2,100,000
Net liabilities assumed (in Dollars)	8,300,000		8,300,000
Liabilities assumed goodwill (in Dollars)	$ 61,600,000		$ 61,600,000
Goodwill impairment charge (in Dollars)									$ 56,700,000
Number of shares of common stock issued to seller	4,950,000						0		0
Number of shares issued for business combination	5,542,500	51,192	51,192
Total purchase consideration (in Dollars)	$ 68,936,175		$ 68,936,175
Gross contractual accounts receivable (in Dollars)	3,800,000		3,800,000
Gross contractual accounts receivable not expected to be collected (in Dollars)	3,300,000		3,300,000
Revenue since the date of acquisition (in Dollars)									$ 2,217,733
Net loss since the date of acquisition (in Dollars)									(58,134,446)
Goodwill impairment since the date of acquisition (in Dollars)									56,675,210
Aggregate principal amount of outstanding notes (in Dollars)	3,509,000
Aggregate fair value of notes (in Dollars)	2,516,000		2,516,000
Notes converted (in Dollars)	$ 1,485,000		$ 1,485,000
Share-based compensation expense (in Dollars)				$ 0	$ 172,005		$ 38,394	172,005
VSee Lab, Inc [Member]
Business Combination (Details) [Line Items]
Number of shares of common stock per warrant or right	0.4		0.4
Digital Health Acquisition Corp [Member]
Business Combination (Details) [Line Items]
Other tangible and intangible assets (in Dollars)	$ 0		$ 0
Net liabilities assumed (in Dollars)	$ (18,035,760)		$ (18,035,760)						$ 18,035,760
Common Stock, Shares, Outstanding									3,603,933
One of The Lenders Under AR Loan Conversion Spas [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Business Combination (Details) [Line Items]
Share price per share (in Dollars per share)	$ 12.11		$ 12.11
Number of shares of common stock issued upon conversion of debt	292,500
Lenders Under A&R Loan Conversion SPAs [Member]
Business Combination (Details) [Line Items]
Common Stock, Shares, Outstanding											892,500
Lenders Under A&R Loan Conversion SPAs [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Business Combination (Details) [Line Items]
Share price per share (in Dollars per share)	$ 12.11		12.11
Number of shares of common stock issued to seller	300,000
Number of shares of common stock issued upon conversion of debt	300,000
Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Business Combination (Details) [Line Items]
Share-based payment award, award vesting rights, percentage	40.00%
Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Business Combination (Details) [Line Items]
Share-based payment award, award vesting rights, percentage	60.00%
Series A Preferred Stock [Member]
Business Combination (Details) [Line Items]
Preferred stock, conversion rate (in Dollars per share)	$ 2		2	$ 10			$ 10		$ 10
Series A Preferred Stock [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Business Combination (Details) [Line Items]
Preferred shares issued to settle debt as part of the consideration in the acquisition	300
Common stock issuable upon conversion	300
Preferred stock, conversion rate (in Dollars per share)	$ 2		$ 2
Number of shares of common stock issued to seller	150,000
Previously Reported [Member]
Business Combination (Details) [Line Items]
Share-based compensation expense (in Dollars)						$ 31,989		$ 381,084
Previously Reported [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Business Combination (Details) [Line Items]
Preferred shares issued to settle debt as part of the consideration in the acquisition	592,500
Aggregate consideration (in Dollars)	$ 68,907,052